SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of assumptions used to estimate the fair value of the share options granted to employees

		2020		2021
Risk-free interest rate		0.82%		1.04%
Expected volatility		74.37%		74.49%
Expected dividend yield		0.00%		0.00%
Exercise multiple		2.20		2.20
Expected post-vesting forfeiture rate		0.00%		0.00%
Fair value of share option	US$	0.6323	US$	1.0675

2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the employee equity award activity

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding as of December 31, 2018	—	—	—	—	—
Granted	79,015,500	0.0002	43,045	—	—
Vested	(19,753,888)	0.0002	10,761	—	—
Forfeit	—	—	—	—	—
Outstanding as of December 31, 2019	59,261,584	0.0002	32,284	9	291,567
Granted	25,917,240	0.0002	16,387	—	—
Vested	(18,499,536)	0.0002	10,985	—	—
Forfeit	(32,492,992	0.0002	17,701	—	—
Outstanding as of December 31, 2020	34,186,296	0.0002	19,985	8	36,237
Granted	2,795,601	0.0002	2,984	—	—
Vested	(19,617,776)	0.0002	12,181	—	—
Forfeit	(2,370,736)	0.0002	1,292	—	—
Outstanding as of December 31, 2021	14,993,385	0.0002	9,496	7	17,692
Expected to vest as of December 31, 2021	14,993,385	0.0002	9,496	—	17,692
Exercisable as of December 31, 2021	45,459,688	0.0002	27,168		53,642

2021 plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the employee equity award activity

		Weighted-Average
	Number of RSUs	Grant-Date Fair Value
		US$
Unvested as of December 31, 2020	—	—
Granted	40,842,760	44,585,350
Vested	(31,943,824)	(35,084,762)
Forfeited or cancelled	(6,368,184)	(6,749,550)
Unvested as of December 31, 2021	2,530,752	2,751,038